Deposits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits [Line Items]
Time deposits over $250,000	$ 842,118,000	$ 454,477,000
Deposits	22,819,319,000	22,303,166,000
Subsidiaries [Member]
Deposits [Line Items]
Deposits	47,857,000	36,476,000
Deposits [Member]
Deposits [Line Items]
Interest paid	$ 377,008,000	$ 77,271,000	$ 43,562,000